Fees Summary	Jul. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,499,245,000
Previously Paid Amount	0
Total Fee Amount	229,534.41
Total Offset Amount	$ 0
Narrative Disclosure	The prospectus supplement to which this exhibit is attached is a final prospectus supplement for the related offering (File
No. 333-289016).
The maximum aggregate offering price of that offering is $1,499,245,000.
Net Fee	$ 229,534.41
Narrative - Max Aggregate Offering Price	$ 1,499,245,000
Final Prospectus	true